Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Net Profit (Loss) Before the Provision for Income Taxes	The components of the net loss before the provision for income taxes from continuing operation were as follows:
	Years ended December 31,
	2025	2024	2023
Israel	(7,561)	(8,521)	(15,492)
Foreign	-	-	(55)

Total	(7,561)	(8,521)	(15,547)

Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate

A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory rate of 23% to actual income tax expense is as follows:

	Years ended December 31,
	2025	2024	2023
Theoretical income tax benefit	(1,739)	(1,960)	(3,576)
Foreign tax rate differentials*	-	-	(2)
Non-deductible expenses	9	46	195
Change in valuation allowance	3,575	1,709	3,417
Foreign exchange impact	(1,845)	205	(34)

Total	-	-	-

Schedule of Company’s Deferred Tax Assets and Liabilities

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	Years ended December 31,
	2025	2024	2023
	(in thousand)
Deferred tax assets:
Net operating loss carryforwards	9,234	6,126	7,468
Research and development expenses	536	557	467
Accruals and reserves	75	51	120
Shared-based compensations	2,223	1,859	1,821
Financial income	737	732	684
Financial instruments	230	206	-
Capital loss	88	17	-
Fixed asset	11	11	10
Gross deferred tax assets	13,134	9,559	10,570
Valuation allowance	(13,134)	(9,559)	(7,850)
Total deferred tax assets	-	-	2,720

Deferred tax liabilities:
Leases	-	-	(1)
Financial instruments	-	-	(2,534)
Other	-	-	(185)
Gross deferred tax liabilities	-	-	(2,720)
Deferred tax assets (liabilities), net	-	-	-

Schedule of Company’s Roll Forward of the Valuation Allowance

The Company’s roll forward of the valuation allowance is as follows:

	Balance at the beginning of the fiscal year	credited to expenses	Balance at the end of the fiscal year
Valuation allowance on deferred tax assets:
Fiscal year ended December 31, 2023	(4,433)	(3,417)	(7,850)
Fiscal year ended December 31, 2024	(7,850)	(1,709)	(9,559)
Fiscal year ended December 31, 2025	(9,559)	(3,575)	(13,134)